Financial Instruments and Risk Management (Details) - One Customer [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risk Management [Line Items]
Outstanding exceed percentage	10.00%
Company’s revenue	0.00%	13.00%